CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cash flow from operating activities
Net income	$ 25,313	157,049	106,054	4,243
Adjustments to reconcile net income to net cash provided in operating activities:
Depreciation of property and equipment	1,395	8,653	7,847	5,167
Amortization of intangible assets	263	1,634	659	353
Deferred tax expense (benefit)	(3,857)	(23,931)	(97,133)	7,145
Share-based compensation	14,493	89,922	7,561	13,704
Losses(gain) on disposal of property and equipment		(2)	518	904
Write-off of deferred offering expenses	522	3,241		6,404
Interest expense relating to convertible note			3,933
Changes in fair value of the derivative component of the convertible note			26,809
Changes in fair value of the structured deposit	181	1,124
Reimbursement of American Depositary Receipt ("ADR") program related expenses	(427)	(2,648)
Changes in operating assets and liabilities:
Accounts receivable	(1,922)	(11,923)	(39,585)	12,545
Accounts receivable due from employees			225	5,788
Prepayments and other current assets	(6,852)	(42,511)	(25,616)	25,662
Deposits	(666)	(4,132)	(476)	2,286
Accrued expenses and other current liabilities	6,097	37,831	22,876	511
Accrued payroll and welfare payable	2,840	17,622	2,604	(1,849)
Amount due to a related party			(8,520)
Long-term payables	2,237	13,881	18,461	8,257
Income tax payable	764	4,743	2,953	1,379
Net cash generated from operating activities	40,381	250,553	29,170	92,499
Cash flows from investing activities
Acquisition of property and equipment	(2,493)	(15,469)	(9,111)	(29,840)
Acquisition of intangible assets	(277)	(1,719)	(416)	(2,247)
Acquisition of other non-current assets	(3,886)	(24,114)	(2,738)
Restricted cash	400	2,481	(3,941)	(11,209)
Short-term investments	(11,492)	(71,306)		4,000
Time deposits	(46,035)	(285,626)	(121,085)
Change in amounts due from related parties			188,242	(85,616)
Proceeds from disposal of property and equipment	1	9	1,014	43
Net cash generated from (used in) investing activities	(63,782)	(395,744)	51,965	(124,869)
Cash flows from financing activities
Proceeds from short-term bank borrowings	161	1,000	201,290
Repayment of short-term bank borrowings	(2,224)	(13,802)	(188,488)
Restricted cash	9,108	56,512	(56,512)
Proceeds from the issuance of the convertible note			122,584
Proceeds from the exercise of share options	7,863	48,788	3,263
Proceeds from the private placement			91,994
Proceeds from the issuance of ordinary shares				43,006
Proceeds from the initial public offering ("IPO"), net of issuance costs			456,835
Repurchase of ordinary shares				(39,460)
Payment of dividends			(194,526)
Reimbursement of ADR program related expenses	509	3,161
Payment for public offering expenses	(1,730)	(10,737)		(3,551)
Net cash (used in) generated from financing activities	13,687	84,922	436,440	(5)
Effect of exchange rate changes on cash and cash equivalents	243	1,507	(4,812)
Net increase (decrease) in cash and cash equivalents	(9,471)	(58,762)	512,763	(32,375)
Cash and cash equivalents at beginning of the year	87,728	544,318	31,555	63,930
Cash and cash equivalents at end of the year	78,257	485,556	544,318	31,555
Supplemental disclosures of cash flow information:
Income tax paid	(2,552)	(15,836)	(2,363)	(1,920)
Interest paid	(57)	(356)	(694)
Interest received	1,703	10,568	1,750	1,132
Non-cash movements :
Payable to a related party from repurchase of ordinary shares				8,520